Schedule of Components of Income Tax Provision (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Current, U.S. federal			$ 25	$ (8)	$ 108
Current, State and local			3	3	8
Current, Foreign			65	80	52
Total Current Income Tax			93	75	168
Deferred:
Deferred, U.S. federal			43	(11)	(9)
Deferred, State and local			6	(26)	(2)
Deferred, Foreign			12	(22)	(7)
Provision (benefit) for deferred income taxes			61	(59)	(18)
Less: Allocation to discontinued operations			(58)	(7)	(40)
Income tax provision	$ 30	$ 34	$ 96	$ 9	$ 110